Average Annual Total Returns (Vanguard Target Retirement 2060 Fund Retail)	Vanguard Target Retirement 2060 Fund Vanguard Target Retirement 2060 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Target Retirement 2060 Fund Vanguard Target Retirement 2060 Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Target Retirement 2060 Fund Vanguard Target Retirement 2060 Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Aggregate Bond Index Vanguard Target Retirement 2060 Fund Vanguard Target Retirement 2060 Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Broad Market Index Vanguard Target Retirement 2060 Fund Vanguard Target Retirement 2060 Fund - Investor Shares 10/1/2013 - 9/30/2014	Target 2060 Composite Index Vanguard Target Retirement 2060 Fund Vanguard Target Retirement 2060 Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.16%	6.70%	4.35%	5.97%	12.66%	7.61%
Since Inception	14.09%	13.67%	11.00%	2.68%	19.00%	14.37%